Description Of Business And Basis Of Presentation (Details) $ / shares in Units, gal in Millions			1 Months Ended		12 Months Ended
	Aug. 31, 2013	Aug. 30, 2013	Mar. 31, 2013 USD ($) $ / shares shares	Oct. 31, 2009 gal	Dec. 31, 2014 state station $ / shares gal	Dec. 31, 2012	Dec. 31, 2013 $ / shares
Description Of Business And Basis Of Presentation [Line Items]
Percentage of shares of stock distributed		100.00%
Ownership interest before transaction						100.00%
Ownership interest after transaction	0.00%
Stock conversion ratio		0.25
Number of states in which entity operates | state					23
Number of stations | station					1,263
Common stock shares issued | shares			100
Common stock par value | $ / shares			$ 0.01		$ 0.01		$ 0.01
Proceeds from issuance of common stock | $			$ 1.00
North Dakota [Member]
Description Of Business And Basis Of Presentation [Line Items]
Per annum production capacity of facility				110	135
Texas [Member]
Description Of Business And Basis Of Presentation [Line Items]
Per annum production capacity of facility					105